                     Investing
[LOGO]
                     for the
EATON VANCE
================      21st
    Mutual Funds
                     Century

                                                                       EDUCATION

                                                               [GRAPHIC OMITTED]

ANNUAL REPORT DECEMBER 31, 1998

                              THE
                         MASSACHUSETTS
[GRAPHIC OMITTED]          HEALTH &
                           EDUCATION
                          TAX-EXEMPT
                             TRUST


                          Eaton Vance
             Global Management-Global Distribution

[GRAPHIC OMITTED]

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

[Photo of Thomas J. Fetter]

Thomas J. Fetter
President

I am happy to report that The Massachusetts Health & Education Tax-Exempt Trust had a total return of 12.05% for the year ended December 31, 1998. That return was the result of a rise in share price from $13.938 on December 31, 1997 to $14.875 on December 31, 1998, and the reinvestment of $0.744 in dividends.

MUNICIPAL BONDS PERFORMED WELL IN AN UNCERTAIN MARKET ENVIRONMENT...

Municipal bonds had another respectable year in 1998, but again trailed the Treasury market, which rallied strongly as foreign and domestic investors sought quality in an uncertain global economic outlook. In addition, a heavy new issue calendar produced supply pressures for the tax-exempt market. More than $300 billion in new municipal issues came to market in 1998. Nonetheless, the tax-exempt market performed well, with the Lehman Brothers Municipal Bond Index-a widely recognized, unmanaged index of municipal bonds - posting a return of 6.5% for the year.(1)

MUNICIPAL BONDS ARE NOW AMONG THE MOST UNDERVALUED ASSET CLASSES...

As the year ended, municipal bonds represented one of the most undervalued asset classes in the financial markets. Historically, municipal bond yields have averaged around 85% of Treasury bond yields. However, in the flight to Treasuries that characterized the bond market in late 1998, that ratio has been skewed dramatically. At December 31, 1998, representative 30-year tax-exempt bonds were yielding 5.1%, or 100% of 30-year Treasury yields! Considering their tax-exemption, that is one of the true market anomalies of the decade. By any measure of historical valuation, municipal bonds today represent a remarkable bargain.

TAXES REMAIN HIGH, WHILE TAX REFORM IS AGAIN OFF THE POLITICAL AGENDA...

The election year promises of tax cuts appear to have been all but forgotten in Washington. Meanwhile, it is estimated that the average American worked until May 10 to pay his or her taxes in 1998, according to the Tax Foundation. That poses an enormous financial burden - and an increasing challenge for those who may be simultaneously paying for college tuition, caring for elderly parents, or trying to plan for their own retirement.

Amid low inflation and growing federal budget surpluses, we believe that the outlook for bonds remains attractive. At their recent levels, municipal bonds are especially attractive. Moreover, municipal bonds remain an excellent fixed-income alternative - to diversify one's investment portfolio and to lower one's tax burden.

                                            Sincerely,

                                        /s/ Thomas J. Fetter

                                            Thomas J. Fetter
                                            President
                                            February 9, 1999

FUND INFORMATION
as of December 31, 1998

               PERFORMANCE(2)
               -------------------------------------------
               Average Annual Total Returns
               (at net asset value)
               One year                               6.2%
               Five years                             5.8
               Life of Fund (7/30/93)                 6.0

               Average Annual Total Returns
               (by market value, ASE)
               -------------------------------------------
               One year                              12.1%
               Five years                             5.2
               Life of Fund (7/30/93)                 5.7

FIVE LARGEST SECTOR WEIGHTINGS(3)
--------------------------------------------------------------------------------
By total investments
--------------------------------------------------------------------------------

               Insured Hospital*                     19.1%
               Hospital                              18.3%
               Escrowed Prerefunded                  15.9%
               Education                             15.1%
               Insured Education*                    11.2%

(1) It is not possible to invest directly in an Index.

(2) Returns are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

(3) Five largest sector weightings account for 79.6% of the Fund's investments, determined by dividing the total market value of the holdings by the total investments of the Fund. Holdings are subject to change.

  * Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998

MANAGEMENT DISCUSSION

[Photo of Robert B. MacIntosh]

Robert B. MacIntosh,
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY

o The Massachusetts economy generated strong growth in 1998. The December jobless rate declined to just 3.2%, down from 3.8% a year earlier. Financial services, construction and retail trade were among the largest sources of new job creation.

o Inflation remained well in check during the year. The Consumer Price Index - a widely recognized barometer of inflation at the consumer level - rose a modest 1.6% during the year. With the Asian and emerging economies in disarray and a growing concern over the possibility of a global credit crunch, the Federal Reserve pursued a looser monetary policy, lowering short-term interest rates three times in the fall months.

o According to a Deloitte & Touche LLP study, Massachusetts is home to 55 of the nation's fastest-growing technology companies, second only to California. The Massachusetts economy generated more than 61,000 new jobs in 1998.

THE FUND
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION

o In a declining rate environment, the Fund continued to upgrade call protection. We sold some pre-refunded issues to improve the Fund's capital appreciation potential.

o The Fund purchased its first inverse floater during the period. Such a bond issue is divided into separate, low-yielding and high-yielding tranches. This new issue provided the Fund a unique security with both an attractive yield and enhanced upside potential.

o Finally, a recent change in its charter permitted the Fund to diversify its holdings among a wider range of health and education issuers. The Fund used that flexibility to add some attractive secondary school issues during the period.

PERFORMANCE FOR THE PAST YEAR

o Based on net asset value, the Fund had a total return of 6.2% for the year ended December 31, 1998. That return was the result of a rise in net asset value per share (NAV) from $13.90 on December 31, 1997 to $14.06 on December 31, 1998, and the reinvestment of all distributions.

o Based on the most recent dividend and the December 31 NAV of $14.06, the Fund had a distribution rate of 5.29%. To equal that in a taxable investment, a Massachusetts taxpayer in the combined state and 36% federal tax bracket (43.68% combined rate) would need a 9.39% distribution rate.

o On December 31, 1998, the Fund's share price on the American Stock Exchange traded at a 5.8% premium to its underlying net asset value.


YOUR INVESTMENT AT WORK
--------------------------------------------------------------------------------
  MASSACHUSETTS STATE
  DEVELOPMENT FINANCE AGENCY                        [Graphic Omitted]
  YMCA OF GREATER BOSTON

o The YMCA of Greater Boston is a long-standing institution whose goal is to provide the area with wholesome recreational opportunities for young people in Eastern Massachusetts.

o These bonds were issued by the State Development Finance Agency to finance infrastructural improvements to local branches of the Greater Boston YMCA. Projects included the renovation of buildings for the Hyde Park, Charles River, Reading/Wakefield, Roxbury and Allston/Brighton branches, as well as a new soccer field for the Roxbury branch.

o This bond featured excellent call protection and an attractive 5.45% coupon in a lower-rated, investment-grade bond, while providing funding projects that will benefit Boston-area communities.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

               Fund Ratings(1)
               ---------------------------------------
               By total investments

               AAA                               40.3%
               BBB                               20.7%
               AA                                17.7%
               Non-rated                         12.8%
               A                                  8.5%


               FUND OVERVIEW(1)
               ---------------------------------------
               Number of Issues                     44
               Average Maturity              19.4 Yrs.
               Effective Maturity                  7.6
               Average Rating                      AA-
               Average Call                   6.8 Yrs.
               Average Dollar Price            $108.09

(1) Because the Fund is actively managed, Fund Ratings and Fund Overview are subject to change. All bonds rated BBB or higher are investment grade.

    Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost. In addition, share price is subject to market influences.

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998

-------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)                Principal
--------------------------------   Amount
                 Standard          (000
Moody's          & Poor's          omitted)  Security                                                     Value
-------------------------------------------------------------------------------------------------------------------

EDUCATION -- 15.1%
-------------------------------------------------------------------------------------------------------------------
NR               NR                $1,700    Massachusetts HEFA, Wheaton College,
                                             6.00%,1/1/18                                               $ 1,707,463
A(3)             A-                 1,500    Massachusetts IFA, Clark University,
                                             7.00%, 7/1/12                                                1,623,315
Baa(1)           BBB                2,110    Massachusetts IFA, Springfield College,
                                             5.625%, 9/15/10                                              2,176,296
Baa(1)           NR                   400    Massachusetts IFA, Wentworth Inst of Tech,
                                             5.75%, 10/1/28                                                 413,964
NR               A                    400    Massachusetts IFA, Belmont Hill School,
                                             5.25%, 9/1/28                                                  398,480
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 6,319,518
-------------------------------------------------------------------------------------------------------------------

ESCROWED -- 15.9%
-------------------------------------------------------------------------------------------------------------------
Aaa              AAA               $  750    Massachusetts HEFA, University Hospital,
                                             (MBIA), 7.25%, 7/1/19                                      $   806,655
NR               BBB+                 750    Massachusetts HEFA, Jordan Hospital,
                                             6.875%, 10/1/22                                                841,606
Baa(3)           NR                 1,000    Massachusetts HEFA, Milford-Whitinsville
                                             Hospital, 7.75%, 7/15/17                                     1,146,590
Aaa              NR                   800    Massachusetts HEFA, Sisters of Providence
                                             Hospital, 6.625%, 11/15/22                                     897,992
Aaa              AAA                1,380    Massachusetts HEFA, Boston College, (FGIC),
                                             6.625%, 7/1/21                                               1,502,985
A(1)             AA-                1,000    Massachusetts IFA, Holy Cross College,
                                             6.45%, 1/1/12                                                1,096,380
Aaa              NR                   160    Massachusetts Turnpike Authority,
                                             5.00%, 1/1/20                                                  163,885
Aaa              AAA                  200    Massachusetts Turnpike Authority, (MBIA),
                                             5.00%, 1/1/20                                                  204,856
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 6,660,949
-------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 8.6%
-------------------------------------------------------------------------------------------------------------------
Aa(3)            AA+               $1,000    Massachusetts Water Pollution Abatement
                                             Trust, 6.375%, 2/1/15                                      $ 1,115,020
Aa(3)            A+                 2,000    University of Massachusetts Building
                                             Authority, 6.875%, 5/1/14                                    2,458,220
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 3,573,240
-------------------------------------------------------------------------------------------------------------------

HOSPITALS -- 18.3%
-------------------------------------------------------------------------------------------------------------------
NR               NR                $2,185    Massachusetts HEFA, Atlanticare Medical
                                             Center, 8.00%, 12/1/13                                     $ 2,457,404
Baa(3)           NR                   250    Massachusetts HEFA, Central New England
                                             Health, 6.125%, 8/1/13                                         260,900
Baa(3)           NR                   175    Massachusetts HEFA, Central New England
                                             Health, 6.30%, 8/1/18                                          183,323
Aa(2)            AA+                1,500    Massachusetts HEFA, Daughters of Charity,
                                             6.10%, 7/1/14                                                1,631,985
Baa(2)           BBB-                 500    Massachusetts HEFA, Milford-Whitinsville,
                                             5.25%, 7/15/18                                                 490,410
NR               BBB-                 400    Massachusetts HEFA, North Adams Hospital,
                                             6.625%, 7/1/18                                                 435,256
Aa(2)            NR                 1,000    Massachusetts HEFA, Youville House,
                                             6.25%, 2/15/41                                               1,083,690
NR               BBB+                 750    Massachusetts HEFA, Cape Cod Health,
                                             5.45%, 11/15/23                                                750,270
Baa(2)           BBB-                 345    Massachusetts HEFA, Milford-Whitinsville,
                                             5.375%, 7/15/28                                                341,764
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 7,635,002
-------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.7%
-------------------------------------------------------------------------------------------------------------------
A(3)             A                 $1,500    Massachusetts IFA, General Motors,
                                             5.55%, 4/1/09                                              $ 1,526,640
-------------------------------------------------------------------------------------------------------------------

INSURED EDUCATION -- 11.2%
-------------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  40    Massachusetts HEFA, Boston College, (FGIC),
                                             6.625%, 7/1/21                                             $    43,264
Aaa              AAA                1,765    Massachusetts HEFA, Northeastern University,
                                             (MBIA), 6.55%, 10/1/22                                       1,951,225
Baa              AAA                1,000    Massachusetts HEFA, Suffolk University,
                                             (CLEE), 6.25%, 7/1/12                                        1,079,970
Aaa              AAA                1,000    Massachusetts HEFA, Tufts University, (FGIC),
                                             5.95%, 8/15/18                                               1,058,000
NR               AAA                  515    Massachusetts IFA, Assumption College,
                                             (CLEE), 6.00%, 7/1/26                                          563,147
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 4,695,606
-------------------------------------------------------------------------------------------------------------------

INSURED HOSPITALS -- 19.1%
-------------------------------------------------------------------------------------------------------------------
Aaa              AAA               $1,725    Massachusetts HEFA, Addison Gilbert Hospital,
                                             (MBIA), 5.75%, 7/1/23                                      $ 1,815,097
Aaa              AAA                  800    Massachusetts HEFA, Baystate Medical Center,
                                             (FSA), 6.00%, 7/1/26                                           877,456
Aaa              AAA                1,000    Massachusetts HEFA, Berkshire Health System,
                                             (MBIA), 6.00%, 10/1/19                                       1,098,260
Aaa              AAA               $1,250    Massachusetts HEFA, Dana Farber Cancer
                                             Institute, (FGIC), 6.00%, 12/1/10                          $ 1,377,575
Aaa              AAA                  500    Massachusetts HEFA, Mt. Auburn Hospital,
                                             (MBIA), 6.25%, 8/15/14                                         556,690
Aaa              AAA                1,000    Massachusetts HEFA, North Shore Medical
                                             Center, (MBIA), 5.625%, 7/1/14                               1,074,810
NR               AAA                  595    Massachusetts HEFA, Valley Regional Health
                                             System, (CLEE), 5.75%, 7/1/18                                  626,999
NR               AAA                  500    Massachusetts HEFA, Winchester Hospital,
                                             (CLEE), 5.80%, 7/1/09                                          548,175
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 7,975,062
-------------------------------------------------------------------------------------------------------------------

INSURED SPECIAL TAX -- 1.4%
-------------------------------------------------------------------------------------------------------------------
NR               AAA               $  600    Puerto Rico IFA Residuals, (AMBAC), Variable
                                             Rate, 7/1/28                                               $   592,662
-------------------------------------------------------------------------------------------------------------------

LIFE CARE -- 0.8%
-------------------------------------------------------------------------------------------------------------------
NR               NR                $  350    Massachusetts IFA, Forge Hill,
                                             6.75%, 04/1/30                                             $   339,769
-------------------------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.5%
-------------------------------------------------------------------------------------------------------------------
NR               BBB+              $  625    Massachusetts DFA, YMCA of Greater Boston,
                                             5.45%, 11/1/28                                             $   626,031
-------------------------------------------------------------------------------------------------------------------

NURSING HOME -- 2.0%
-------------------------------------------------------------------------------------------------------------------
NR               NR                $  750    Massachusetts IFA, Age Institute of
                                             Massachusetts, 8.05%, 11/1/25                              $   845,288
-------------------------------------------------------------------------------------------------------------------

SOLID WASTE -- 2.4%
-------------------------------------------------------------------------------------------------------------------
NR               BBB               $  500    Massachusetts Development Res Recovery Ogden
                                             Haverhill, 5.50%, 12/1/19                                  $   500,190
NR               BBB                  500    Massachusetts IFA, Res Recovery Ogden
                                             Haverhill, 5.60%, 12/1/19                                      504,520
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,004,710
-------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 100%
  (IDENTIFIED COST $38,216,988)                                                                         $41,794,477
-------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO:
(1). Portfolio Overview (Unaudited):
                    Number of Issues                                                  44
                    Average Maturity (Years)                                        19.4 Yrs.
                    Effective Maturity (Years)                                       7.6 Yrs.
                    Average Call (Years)                                             6.8 Yrs.
                    Duration (Years)                                                 5.9 Yrs.
                    Average Rating                                                    AA-

(2). Health and Educational Obligors - At December 31, 1998, the Trust held securities issued by health and educational obligors with a value of $35,375,616 (representing 84.6% of total investments).

(3). Insured Investments - The Trust invests primarily in debt securities issued by the Commonwealth of Massachusetts and its municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 1998, 37.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The
     Trust's insured securities by financial institution are as follows:

                                                                                      PERCENTAGE
                                                                                       OF TOTAL
                                                                        VALUE         INVESTMENTS
                    ------------------------------------------------------------------------------
                    Municipal Bond Insurance Association (MBIA)         $ 7,507,593          18.0%
                    Financial Guaranty Insurance Company (FGIC)           3,981,824           9.5%
                    College Construction Loan Insurance Corporation
                    (CLEE)                                                2,818,291           6.7%
                    Financial Security Assurance Incorporated (FSA)         877,456           2.1%
                    American Municipal Bond Assurance Corporation
                      (AMBAC)                                               592,662           1.4%
                    ------------------------------------------------------------------------------
                        Total Insured Securities                        $15,777,826          37.7%
                    ------------------------------------------------------------------------------
(4). Summary of Ratings (Unaudited):

                                                                                     Percentage of
                                                             Number                      Total
                    Ratings                                of Issues   Value          Investments
                    ------------------------------------------------------------------------------

                    AAA/Aaa                                    19       $16,839,703          40.3%
                    AA/Aa                                       5         7,385,295          17.7%
                    A/A                                         3         3,548,435           8.5%
                    BBB/Baa                                    13         8,671,120          20.7%
                    NR                                          4         5,349,924          12.8%
                    ------------------------------------------------------------------------------
                        Total                                  44       $41,794,477         100.0%
                    ------------------------------------------------------------------------------

     The ratings indicated are the most recent Moody's and Standard & Poors ratings believed to be available at
     December 31, 1998. NR indicates no rating is available for the security. Ratings are generally ascribed to securities at time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no responsibility to do so, and the ratings indicated do not necessarily represent ratings the agencies would ascribe to these securities at December 31, 1998.

(5). Private Placement Securities - Information relating to the initial acquisition and market valuation of the private placement securities is presented below:

                                                           Acquisition                Percentage
                                                              Cost        Value      of Net Assets
                    ------------------------------------------------------------------------------
                    Massachusetts HEFA, Atlanticare
                      Medical Center "AMC"
                      (acquired 12/15/93)                  $2,450,000    $2,457,404       5.9%
                    Massachusetts HEFA, Wheaton College
                    (acquired 1/12/98)                      1,750,000     1,707,463       4.1%
                    Puerto Rico IFA Residuals (AMBAC)
                    (acquired 12/17/98)                       604,500       592,662       1.4%
                    ------------------------------------------------------------------------------
                        Total                                            $4,757,529      11.4%
                    ------------------------------------------------------------------------------

     AMC and Puerto Rico have no publicly offered securities of the same class as the private placement security held by the trust. Wheaton College has outstanding publicly offered securities of the same class as the private placement security held by the Trust. The Trust will bear the costs, if any, relating to the disposition of the private placement securities, including costs associated with registering the securities under the Securities Act of 1933, if necessary.

                                              See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

As of December 31, 1998

ASSETS
-------------------------------------------------------------------------------
Total Investments, at value
  (identified cost, $38,216,988)                                    $41,794,477
Interest receivable                                                     851,338
Receivable for securities sold                                           50,000
Receivable from the Administrator (Note 4)                                6,127
Other assets                                                              5,900
-------------------------------------------------------------------------------
Total assets                                                        $42,707,842
-------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Due to Bank                                                         $   152,334
Accrued expenses and other liabilities                                   51,614
-------------------------------------------------------------------------------
Total liabilities                                                   $   203,948
-------------------------------------------------------------------------------
Net Assets                                                          $42,503,894
-------------------------------------------------------------------------------

NET ASSETS WERE COMPRISED OF:
--------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par value; 400 shares
  authorized, 200 shares issued and outstanding at
  $50,000 per share liquidation preference (Note 2)                 $10,000,000
Common Shares, $0.01 par value; unlimited number of shares
  authorized, 2,311,664 shares issued and outstanding                    23,116
Additional paid-in capital                                           32,002,568
Accumulated net realized loss from investment transactions           (3,123,387)
Undistributed net investment income                                      24,108
Unrealized appreciation of investments                                3,577,489
-------------------------------------------------------------------------------
Net Assets                                                          $42,503,894
-------------------------------------------------------------------------------
Net Assets applicable to preferred shareholders -
  Auction preferred shares at liquidation value                     $10,000,000
  Cumulative undeclared dividends                                           959
-------------------------------------------------------------------------------
                                                                    $10,000,959

Net assets applicable to common shareholders                        $32,502,935
-------------------------------------------------------------------------------
Total                                                               $42,503,894
-------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE
--------------------------------------------------------------------------------
($32,502,935 / 2,311,664 common shares issued and outstanding)      $     14.06
-------------------------------------------------------------------------------

                        See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1998

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest income                                                     $2,428,675
--------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------
Investment advisory fee (Note 4)                                    $  148,165
Administration fee (Note 4)                                             63,500
Trustees fees (Note 4)                                                  30,000
Custodian and transfer agent fees (Note 1)                              63,820
Legal and accounting services                                           37,819
Preferred share remarketing agent fee                                   24,960
Printing and postage                                                    20,199
Exchange membership fees                                                 7,500
Preferred shares auction agent fees                                      5,300
Amortization of organization expenses                                    2,099
Miscellaneous                                                            9,140
--------------------------------------------------------------------------------
Total operating expenses                                            $  412,502
--------------------------------------------------------------------------------
Deduct -
  Waiver of expenses by the Administrator (Note 4)                  $    6,127
  Reduction of custody fees (Note 1)                                     4,232
--------------------------------------------------------------------------------
Total                                                               $   10,359
--------------------------------------------------------------------------------
Net operating expenses                                              $  402,143
--------------------------------------------------------------------------------
Net Investment Income                                               $2,026,532
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized gain from investment transactions                      $  412,882
Net change in unrealized appreciation of investments                   (20,854)
--------------------------------------------------------------------------------
Net gain on investments                                             $  392,028
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $2,418,560
--------------------------------------------------------------------------------

                        See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998
-------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   CONT'D
-------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
INCREASE (DECREASE)                                     YEAR ENDED              YEAR ENDED
IN NET ASSETS                                           DECEMBER 31, 1998       DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------
From operations -
   Net investment income                                $ 2,026,532             $ 2,019,181
   Net realized gain (loss) from investment
    transactions                                            412,882                 112,520
   Net change in unrealized appreciation
    (depreciation) of investments                           (20,854)              1,927,989
-------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                                            $ 2,418,560             $ 4,059,690
-------------------------------------------------------------------------------------------------
Dividends and Distributions:
Preferred Shareholders -
   From net investment income                           $  (321,910)            $  (316,776)
Common Shareholders -
   From net investment income                            (1,718,628)             (1,710,145)
-------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                          $(2,040,538)            $(2,026,921)
-------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Reinvestment of distributions to shareholders        $    44,199             $    10,149
-------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
    capital share transactions                          $    44,199             $    10,149
-------------------------------------------------------------------------------------------------
Net Increase in Net Assets                              $   422,221             $ 2,042,918
-------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------
At beginning of year                                    $42,081,673             $40,038,755
-------------------------------------------------------------------------------------------------
At end of period, including undistributed net
  investment income of $24,108
  and $38,114, respectively                             $42,503,894             $42,081,673
-------------------------------------------------------------------------------------------------

                                    See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   CONT'D
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights
Selected data for a common share outstanding during each period
                                                                          Year Ended December 31,
                                         ---------------------------------------------------------------------------------
                                            1998                1997              1996             1995            1994
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
  (common shares)                          $  13.90            $  13.01          $  13.24         $  11.32        $  14.24
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.88(e)          $  0.88(e)        $  0.88(e)       $  0.84         $  0.88
Net realized and unrealized gain (loss)
  on investments                               0.16                0.89             (0.27)            1.94           (2.87)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $  1.04             $  1.77           $  0.61          $  2.78         $ (1.99)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
Preferred Shareholders -
  From net investment income                $ (0.14)            $ (0.14)          $ (0.13)         $ (0.15)(c)     $ (0.12)
Common Shareholders -
  From net investment income                  (0.74)              (0.74)            (0.71)           (0.69)          (0.81)
  Distributions in excess of net
    investment income                            --                  --                --            (0.02)             --
  From net realized gains on
    investments                                  --                  --                --               --              --
  Distributions required for excise tax
    purposes in excess net realized gains        --                  --                --               --              --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                        $  (0.88)           $  (0.88)         $  (0.84)        $  (0.86)       $  (0.93)
----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period (Common
  shares)                                  $  14.06            $  13.90          $  13.01         $  13.24        $  11.32
----------------------------------------------------------------------------------------------------------------------------

Per share market value, end of period
  (Common shares)                          $ 14.875            $ 13.938          $ 12.125         $ 11.125        $ 10.375
----------------------------------------------------------------------------------------------------------------------------

Total investment return at Market Value      12.05%              21.63%            15.61%           14.12%         (28.66%)
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)     $42,504             $42,082           $40,039          $40,553         $36,125
Ratio: (as a percentage of average
  total net assets)
  Expenses(d)                                  0.96%(b)            0.96%(b)          1.00%            1.17%(b)        1.02%(b)
  Expenses, after custodian fee
    reduction                                  0.95%(b)            0.95%(b)          0.98%              --              --
  Net investment income                        4.79%(b)            4.95%(b)          5.12%            5.01%(b)        5.25%(b)

Ratios: (as a percentage of average
  common net assets)
  Expenses(a)(d)                               1.25%(b)            1.27%(b)          1.34%            1.58%(b)        1.37%(b)
  Expenses, after custodian fee
    reduction(a)                               1.24%(b)            1.26%(b)          1.32%              --              --
  Net investment income(a)                     6.27%(b)            6.57%(b)          6.86%            6.75%(b)        7.08%(b)
Portfolio turnover rate                          28%                 20%               44%              28%            123%
-----------------------------------------------------------------------------------------------------------------------------
The Financial Highlights summarize the impact of net investment income, gains (losses) and distributions on the Trust's net asset value per common share since commencement of operations. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(a) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

(b) Reflects expense waivers by the Advisor, Administrator, and/or Shareholder Servicing Agent during the period. If the Trust had borne all expenses for the year ended December 31, 1998 and the year ended December 31, 1997, net investment income per common share would have decreased by less than $0.01 during each period. If the Trust had borne all expenses for the year ended December 31, 1995, the year ended December 31, 1994 and the period ended December 31, 1993, net investment income per common share would have decreased by $0.05, $0.04 and $0.01, respectively.

(c) Includes distributions in excess of net investment income of $0.003 per common share.

(d) The expense ratios for the year ended December 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Trust to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the two years in the period ended December
    31, 1995 have not been adjusted to reflect this change.

(e)  Computed using average shares outstanding throughout the period.

                                              See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

  The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Trust's investment objective is to earn a high level of current income exempt from regular Federal income taxes and Massachusetts personal income taxes consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in Massachusetts "investment grade" tax-exempt obligations issued on behalf of not-for-profit health and education institutions.

  The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, in accordance with generally accepted accounting principles.

  SECURITIES VALUATION. Municipal securities are normally valued at the mean between the quoted bid and asked prices obtained from a pricing service. Municipal securities which are not valued by a pricing service will be valued on the basis of three dealer quotes or, if such quotes are unavailable, such other available market information. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Futures and options on futures contracts traded on an exchange will be valued at last settlement price. In the event of unusual market disruptions affecting valuation, the Pricing Committee of the Trustees will be consulted.

  SECURITIES TRANSACTIONS. Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

  INTEREST INCOME. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long term debt securities when required for federal income tax purposes.

  FEDERAL INCOME TAXES. The Trust has complied and intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies by distributing all of its income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal securities, which are exempt from regular federal and Massachusetts income taxes when received by the Trust, as exempt interest dividends.

  At December 31, 1998, the Trust for federal income tax purposes had a capital loss carryover of $3,006,142, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on December 31, 2002 ($1,840,489) and December 31, 2003 ($1,165,653).

  ORGANIZATION AND OFFERING COSTS. Costs incurred by the Trust in connection with its organization have been capitalized and are being charged to operations ratably over a period of 60 months. Costs incurred by the Trust in connection with the offerings of the common shares and Auction Preferred Shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

  EXPENSE REDUCTIONS. Investors Bank & Trust Company (IBT) serves the Trust as its Custodian and Transfer Agent. Pursuant to its service agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credits used to reduce IBT's fee are reported as a reduction of expenses on the statement of operations.

  USE OF ESTIMATES. The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 AUCTION PREFERRED SHARES
--------------------------------------------------------------------------------
  The Trust currently has 200 Auction Preferred Shares outstanding. The
  Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

  Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agency. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At December 31, 1998, there were no such restrictions on the Trust.

3 DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
  Distributions to common shareholders are recorded on the ex-dividend date and are paid on the last business day of each month. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred
  Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on December 31, 1998 was 3.50%. For the year ended December 31, 1998, the Trust paid dividends to Auction Preferred shareholders amounting to $321,910, representing an average APS dividend rate for such period of 3.22%.

4 INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
  The Trust has entered into an Advisory Agreement with Eaton Vance Management ("Eaton Vance"), under which Eaton Vance will furnish the Trust with investment research and advisory services. For the year ended December 31, 1998, the fee paid for such services amounted to $148,165 and was equivalent to 0.35% of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

  In addition, the Trust also entered into an Administration Agreement with Eaton Vance, under which Eaton Vance will manage and administer the Trust's business affairs and, in connection therewith, furnish for use of the Trust, office space and all necessary office facilities, equipment, and personnel for administering the affairs of the Trust. For the year ended December 31, 1998, the fee paid for such services amounted to $63,500 and was equivalent to 0.15% of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding. Eaton Vance is obligated to waive all or a portion of its Administration fee if the normal operating expenses of the Trust exceed 0.95% of average daily net assets. During the year ended December 31, 1998, the fee waiver amounted to $6,127.

  Trustees who are not affiliates of Eaton Vance, the Commonwealth of Massachusetts Attorney General's office or Massachusetts Health and Educational Facilities Authority (the "Authority") are eligible to receive an annual fee of $7,500.

5 SECURITIES TRANSACTIONS
--------------------------------------------------------------------------------
  Purchases and sales (including maturities) of portfolio securities during the year ended December 31, 1998, aggregated $11,636,347 and $12,010,041 respectively. There were no purchases and sales of short-term municipal securities during the year ended December 31, 1998.

  The identified cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at December 31, 1998, as computed for federal income tax purposes, were as follows:

  Identified cost                               $38,334,233
  -----------------------------------------------------------------------------
  Gross unrealized appreciation                 $ 3,472,833
  Gross unrealized depreciation                      12,589
  -----------------------------------------------------------------------------
  Net unrealized appreciation                   $ 3,460,244
  -----------------------------------------------------------------------------

6 CAPITAL TRANSACTIONS
--------------------------------------------------------------------------------
  The Declaration of Trust allows the Trustees to issue an unlimited number of $0.01 par value shares of common stock. Transactions in common shares were as follows:
                                                       Year Ended December 31,
                                                       ------------------------
                                                       1998           1997
  -----------------------------------------------------------------------------
  Beginning shares                                     2,308,508      2,307,763
  Shares issues pursuant to the Trust's dividend
    reinvestment plan                                      3,156            745
  -----------------------------------------------------------------------------
  Ending shares                                        2,311,664      2,308,508
  -----------------------------------------------------------------------------

7 ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
  The Trust held its annual meeting of Shareholders on May 19, 1998. 2,309,204 common shares and 200 Auction Preferred Shares (APS) were outstanding on March 23, 1998, the record date for shares eligible to vote at the meeting. 2,185,062 (94.62% of the record date common shares) and 199 APS shares
  (99.5% of the record date APS shares) were represented at the meeting. The following actions were taken by the shareholders:

  ITEM 1: The election of James F. Carlin, Thomas H. Green, III, Walter B. Prince, Edward M. Murphy and James M. Storey as Trustees of the Trust. Messrs. Carlin and Green were designated the Nominees that will represent the APS shareholders:

                                    Number of
  Nominees for Trustee              Shares
  Representing APS Shareholders     Affirmative        Withheld
  -----------------------------------------------------------------------------
  James F. Carlin                   199                --
  Thomas H. Green, III              199                --
  -----------------------------------------------------------------------------
                                    Number of
  Nominees for Trustee              Shares
  Representing All Shareholders     Affirmative        Withheld
  -----------------------------------------------------------------------------
  Walter B. Prince                  2,168,815          16,446
  Edward M. Murphy                  2,168,815          16,446
  James M. Storey                   2,168,929          16,332
  -----------------------------------------------------------------------------

  ITEM 2: The ratification of the selection of PricewaterhouseCoopers LLP as independent certified public accountants to the Trust for the fiscal year ended December 31, 1998
                                    Number of
                                    Shares
  -----------------------------------------------------------------------------
  Affirmative                       2,166,135
  Against                               9,937
  Abstain                               9,189
  -----------------------------------------------------------------------------

8 QUARTERLY RESULTS FROM OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------

                                                                 Net Realized            Net Increase
                    Gross                 Net                    and Unrealized          (Decrease) in
                    Investment            Investment             Gain (Loss) on          Net Assets from         Market Price
                    Income                Income                 Investments             Operations              on AMEX
                    ------------------    -------------------    -------------------     -------------------     ------------------
                    Total        Per      Total         Per      Total         Per       Total         Per
Quarter Ended       (000's)      Share    (000's)       Share    (000's)       Share     (000's)       Share     High      Low
-----------------------------------------------------------------------------------------------------------------------------------
March 31, 1995       $  605      $0.26      $  511      $0.22     $1,939       $0.84      $2,450       $1.06     $11.875    $10.500
June 30, 1995           593       0.26         493       0.21        265        0.12         758        0.33      11.750     10.375
September 30, 1995      595       0.26         495       0.21        650        0.28       1,145        0.49      11.750     10.875
December 31, 1995       592       0.25         434       0.20      1,618        0.70       2,052        0.90      11.500     10.875
-----------------------------------------------------------------------------------------------------------------------------------
                     $2,385      $1.03      $1,933      $0.84     $4,472       $1.94      $6,405       $2.78
-----------------------------------------------------------------------------------------------------------------------------------

March 31, 1996       $  600      $0.26      $  507      $0.22    ($1,533)     ($0.66)    ($1,026)     ($0.44)    $12.000    $11.125
June 30, 1996           602       0.26         508       0.22         (9)      (0.01)        499        0.21      11.750     10.875
September 30, 1996      604       0.26         514       0.22        449        0.20         963        0.42      11.875     11.375
December 31, 1996       602       0.26         490       0.22        496        0.20         986        0.42      12.500     11.875
-----------------------------------------------------------------------------------------------------------------------------------
                     $2,408      $1.04      $2,019      $0.88    ($  597)     ($0.27)     $1,422       $0.61
-----------------------------------------------------------------------------------------------------------------------------------

March 31, 1997       $  603      $0.26      $  509      $0.22    ($  451)     ($0.19)     $   58       $0.03     $12.500    $12.125
June 30, 1997           599       0.26         504       0.22      1,094        0.48       1,598        0.70      12.875     12.125
September 30, 1997      603       0.26         503       0.22        685        0.28       1,189        0.50      13.875     12.750
December 31, 1997       601       0.26         503       0.22        712        0.32       1,215        0.54      14.000     13.250
-----------------------------------------------------------------------------------------------------------------------------------
                     $2,406      $1.04      $2,019      $0.88     $2,040       $0.89      $4,060       $1.77
-----------------------------------------------------------------------------------------------------------------------------------

March 31, 1998       $  607      $0.26      $  508      $0.22     $   68       $0.03      $  576       $0.25     $14.875    $13.875
June 30, 1998           605       0.26         505       0.22         83        0.03         588        0.25      14.875     13.750
September 30, 1998      609       0.26         508       0.22        563        0.25       1,071        0.47      14.938     13.750
December 31, 1998       608       0.26         506       0.22       (322)      (0.15)        184        0.07      15.375     13.750
-----------------------------------------------------------------------------------------------------------------------------------
                     $2,429      $1.04      $2,027      $0.88     $  392       $0.16      $2,419       $1.04
-----------------------------------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
The Massachusetts Health & Education
Tax-Exempt Trust
--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments (except for bond ratings), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets and financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 5, 1999

The Massachusetts Health & Education Tax-Exempt Trust
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

From time to time in the future, the Trust may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trust would effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

The Massachusetts Health & Education Tax-Exempt Trust

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which common shareholders may elect to have dividends and capital gains distributions reinvested in common shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common shareholders may join or withdraw from the Plan at any time.

If you decide to participate in the Plan, Investors Bank & Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in common shares of the Trust in your account.

HOW THE PLAN WORKS
Under the Plan, participants in the Plan will have their dividends reinvested in common shares of the Trust on valuation date. If the market price per common share on valuation date equals or exceeds net asset value per common share on that date, the Trust will issue new common shares to participants at the higher of net asset value or 95% of the market price. If net asset value per common share on valuation date exceeds the market price per common share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the common shareholders only in cash, the agent will buy common shares in the open market on the American Stock Exchange, or elsewhere. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per common share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's common shares, resulting in the acquisition of fewer common shares than if the dividend or distribution had been paid in common shares issued by the Trust.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy will include those shares received pursuant to the Plan. Holders of common shares who do not elect to participate in the Plan will receive all such amounts in cash paid by check mailed directly to the record shareholder by Investors Bank & Trust Company, as dividend paying agent.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan.

COSTS OF THE PLAN
The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or capital gains distributions.

TAX IMPLICATIONS
Plan participants will receive tax information annually for personal records and to help prepare federal income tax returns. The automatic reinvestment of dividends and capital gains distributions does not relieve plan participants of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW
Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the above address. If you withdraw, you will receive a share certificate in your name for all full common shares credited to your account under the Plan and a cash payment for any fraction of a share credited to your account. If you desire, the Plan Agent will sell your shares in the Plan and send you the proceeds of the sale, less brokerage commissions and a $2.50 service fee.

HOW TO PARTICIPATE
If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

Any inquiries regarding the Plan can be directed to Investors Bank & Trust Company at 1-800-553-1916.

The Massachusetts Health & Education Tax-Exempt Trust

--------------------------------------------------------------------------------
APPLICATION FOR  PARTICIPATION IN DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

--------------------------------------------------------------------------------

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan provided above.

                                        --------------------------------------
                                        Please print exact name on account:

                                        --------------------------------------
                                        Shareholder signature          Date

                                        --------------------------------------
                                        Shareholder signature          Date

                                        Please sign exactly as your common
                                        shares are registered. All persons
                                        whose names appear on the share
                                        certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

                              Investors Bank & Trust Company
                              P.O. Box 1537, MFD23
                              Boston, MA 02205-1537

--------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust as of December 31, 1998

--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust

          OFFICERS                        BOARD OF TRUSTEES
          THOMAS J. FETTER, CFA           WALTER B. PRINCE, ESQ., CHAIRMAN
          President                       Partner, Peckham, Lobel, Casey,
                                          Prince & Tye
          ROBERT B. MACINTOSH, CFA
          Vice President and              JAMES F. CARLIN
          Portfolio Manager               Chairman of the Massachusetts
                                          Board of Higher Education and
                                          Chairman & CEO of Carlin
          JAMES L. O'CONNOR               Consolidated, Inc.
          Treasurer

                                          THOMAS H. GREEN III, ESQ.
          ERIC G. WOODBURY, ESQ.          Director of Salomon Smith Barney,
          Secretary                       Public Finance Department


          KRISTIN S. ANAGNOST             EDWARD M. MURPHY
          Assistant Treasurer and         Olympus Healthcare Group, Inc., and
          Assistant Secretary             Former Executive Director of the
                                          Massachusetts Health & Education
                                          Facilities Authority

                                          JAMES M. STOREY, ESQ.
                                          Trustee, various investment companies

INVESMENT ADVISOR AND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

CUSTODIAN, TRANSFER AGENT,
DIVIDEND DISBURSING AGENT AND REGISTRAR
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110






The Massachusetts Health & Education Tax-Exempt Trust
24 Federal Street
Boston, MA 02110
1-800-225-6265


--------------------------------------------------------------------------------
   This report must be prededed or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges.
     Please read the prospectus carefully beofre you invest or send money.
--------------------------------------------------------------------------------